Expense Example - Summitry Equity Fund - Summitry Equity Fund	Jun. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	852
Expense Example, with Redemption, 10 Years	$ 1,902